Operating Expenses (Detail Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Expenses and Offering Costs [Line Items]
Management fee to related party	$ 4,637,997	$ 5,895,201	$ 2,523,863
Brokerage fees and expenses	377,195	1,300,472	712,620
Greenhaven Continuous Commodity Index Master Fund
Operating Expenses and Offering Costs [Line Items]
Management fees paid to managing owner as percantage of NAV of fund	0.85%
Management fee to related party	4,637,997	5,895,201	2,523,863
Percentage Of Brokerage Commissions and Fees Charge On Nav	0.20%
Percentage Of Accrued Brokerage Commissions and Fees	0.20%
Brokerage fees and expenses	$ 377,195	$ 1,300,472	$ 712,620